4. Intangible Assets (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2017
Details
Payments to Acquire Intangible Assets		$ 2,500,000
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Amortization of Intangible Assets		$ 246,212